Other Non-Current Assets	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Other Non-Current Assets
Note 12: Other
Non-Current
Assets

	June 30,	December 31,

	2024	2023

Net defined benefit plan surpluses	41	45

Cash surrender value of life insurance policies	363	354

Deferred commissions	100	108

Other non-current assets (1)	116	111

Total other non-current assets	620	618

(1)	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $90 million and $91 million as of June 30, 2024 and December 31, 2023, respectively (see note 18).